Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2002
Significant Accounting Policies [Line Items]
Deferred acquisition costs, amortization period	20 years
Intangible assets, amortization period	5 years
Traditional life products, life reserve interest assumptions range, minimum	2.60%
Traditional life products, life reserve interest assumptions range, maximum	6.00%
LTC reserve interest assumptions range	5.00%
LTC reserve interest assumptions range	6.00%
Fair value of equity securities, percentage below average cost at the end of quarter to be considered other-than-temporarily impaired	20.00%
Property and equipment, net of accumulated depreciation	$ 146,242		$ 151,661
Property and equipment, accumulated depreciation	110,880		104,281
Loan to parent company							250,000
Capital contribution							650,000
Acquisition cost capitalized	812,006	[1]	737,390	[1]	952,734	[1]
Change in income from operation before income taxes			38,503
DAC, DSI, and VOBA amortization			710,549
Guaranteed Minimum Death Benefit
Significant Accounting Policies [Line Items]
Cap rate of premium	150.00%
Guaranteed Minimum Death Benefit | With no cap
Significant Accounting Policies [Line Items]
Rollup interest rates	5.00%
Guaranteed Minimum Death Benefit | With a cap of 150% of premium
Significant Accounting Policies [Line Items]
Rollup interest rates	3.00%
Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios	100		100
Mean investment performance assumption	6.50%		6.50%
Volatility assumption	13.40%		13.40%
Mortality assumption	94.30%		94.00%
Lapse rates, spike rates	40.00%		40.00%
Lapse rates, ultimate rate	15.00%		15.00%
Description of discount rates	Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.
Other products
Significant Accounting Policies [Line Items]
Mortality assumption	50.00%		50.00%
Guaranteed Minimum Accumulation And Withdrawal Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios	1,000		1,000
Mortality assumption	93.30%		94.00%
Lapse rates, spike rates	40.00%		40.00%
Lapse rates, ultimate rate	15.00%		15.00%
Volatility assumption period	1 year		1 year
Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	3 years
Fair value of securities loaned to be maintained as collateral	102.00%
Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	7 years
Preoperating and start-up costs
Significant Accounting Policies [Line Items]
Intangible assets, amortization period	39 years
Amortization of capitalized cost	2,275		2,275		2,275
Amortization cost of company headquarter	2,104		2,104		2,104
Buildings
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	39 years
Previous Policy
Significant Accounting Policies [Line Items]
Acquisition cost capitalized			820,993
Change in Accounting Method Accounted for as Change in Estimate
Significant Accounting Policies [Line Items]
Change in valuation reserves for DAC, DSI, and VOBA			$ (288,822)

[1]	Reflects prospective adoption, in 2012, of new acquisition cost guidance. See note 2 for adoption impact.